Income Taxes (Tables)	12 Months Ended
Apr. 30, 2013
Income Tax Disclosure [Abstract]
Schedule Of Deferred Tax Assets	At April 30, 2013 and 2012, deferred tax assets consisted of the following:
	2013	2012
Deferred tax assets	$22,100	$14,560
Less: valuation allowance	(22,100)	(14,560)
Net deferred tax assets	$—	$—